SUMMARY OF SIGNIFICANT POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for New XCF and its wholly-owned subsidiaries have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and instructions to Form 10-Q and, therefore, do not include all disclosures necessary for a complete presentation of financial position, results of operations and cash flows in conformity with U.S. GAAP. In the Company’s opinion, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included. Interim results are not necessarily indicative of the results that may be expected for the entire fiscal year.

Emerging Growth Company Status

Emerging Growth Company Status

After the closing of the Business Combination, the Company has elected to be an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. Such estimates include the opening balance sheet fair values in connection with the Acquisition, allowance for credit losses, reserves for net realizable value of inventory, useful lives of property, plant and equipment, the valuation of long-lived assets and their recoverability, stock-based compensation, the valuation of warrant liabilities, the valuation of loans payable where the fair value option was elected, the valuation of loans payable to related parties where the fair value option was elected, and accounting for income taxes and uncertain tax positions. The Company bases its estimates on historical experience and also on assumptions that management considers reasonable. The Company assesses these estimates on an ongoing basis; however, actual results could materially differ from these estimates.

Segments

Segments

Operating segments as defined in ASC 280, “Segment Reporting”, are components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker in deciding how to assess performance and allocate resources.

The Company has one reportable segment: renewable fuels. The renewable fuels segment will derive revenues from selling renewable energy products in the future once the Company’s plant facilities reach principal operations. The Company’s chief operating decision maker is the senior executive committee that includes the Chief Executive Officer and Chief Financial Officer.

The measures of segment profit or loss and total assets used by the chief operating decision maker to assess performance for the renewable fuels segment and decide how to allocate resources is based on net income (loss) and total assets as reported on the unaudited condensed consolidated statements of operations and balance sheets, respectively. The significant expense categories, their amounts and other segment items that are regularly provided to the chief operating decision maker are those that are reported in the Company’s unaudited condensed consolidated statements of operations.

Segments

Operating segments as defined in ASC 280, Segment Reporting, are components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker in deciding how to assess performance and allocate resources.

The Company has one reportable segment: renewable fuels. The renewable fuels segment will derive revenues from selling renewable energy products in the future once the Company’s plant facility becomes operational the Company’s chief operating decision maker is the Chief Executive Officer of the company.

The measures of segment profit or loss and total assets used by the chief operating decision maker to assess performance for the renewable fuels segment and decide how to allocate resources is based on net income (loss) and total assets as reported on the consolidated statements of operations and balance sheets, respectively. The significant expense categories, their amounts and other segment items that are regularly provided to the chief operating decision maker are those that are reported in the Company’s consolidated statements of operations.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

All highly liquid temporary cash investments with original maturities of three months or less are cash equivalents. The Company reduces its exposure to credit risk by maintaining its cash deposits with major financial institutions and monitoring their credit ratings. The Company has not experienced any losses on these accounts and believes credit risk to be minimal. Restricted cash represents funds the Company is required to set aside for debt servicing purposes.

The Company reconciles cash, cash equivalents, and restricted cash reported in its unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s unaudited condensed consolidated statements of cash flows as follows:

	September 30,	December 31,
	2025	2024
Cash and cash equivalents	$879,168	$407,182
Restricted cash	5,316	5,824
Total cash, cash equivalents and restricted cash	$884,484	$413,006

Cash, Cash Equivalents and Restricted Cash

All highly liquid temporary cash investments with original maturities of three months or less are considered cash equivalents. The Company reduces its exposure to credit risk by maintaining its cash deposits with major financial institutions and monitoring their credit ratings. The Company has not experienced any losses on these accounts and believes credit risk to be minimal. The Company presents restricted cash with cash and cash equivalents in the consolidated statements of cash flows. Restricted cash represents funds the Company is required to set aside for debt servicing purposes. Restricted cash as of December 31, 2024 and 2023 is $5,824 and $18,022, respectively.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net, are reported at the invoiced amount, less an allowance for potential uncollectible amounts. The Company did not recognize an allowance for uncollectible amounts as of September 30, 2025 or December 31, 2024.

Inventory

Inventory

Inventories are comprised of raw materials, work-in-process and finished goods, and are stated at the lower of cost or net realizable value. Cost is determined using the weighted-average method. Management compares the cost of inventories with the net realizable value, and an allowance is made to write down inventories to market value, if lower. Net realizable value is the estimated selling price in the ordinary course of business, less predictable cost of completion and applicable selling expenses. The cost of inventories includes inbound freight costs.

Property, Plant and Equipment

Property, Plant and Equipment

Land, machinery and equipment and operation plant are recorded at cost less accumulated depreciation. Depreciation of machinery and equipment and operation plant is calculated on a straight-line basis over the estimated useful lives of the assets, which generally range from three to thirty-nine years. Expenditures for renewals and betterments that extend the useful lives of or improve existing property or equipment are capitalized. Expenditure on maintenance and repairs are expensed as incurred.

Depreciation commences upon the machinery and equipment and operation plant being placed in service. As of September 30, 2025, no machinery, equipment or operation plant had been placed in service and therefore there was no accumulated depreciation as of the balance sheet date.

Construction in progress represents expenditures necessary to bring an asset, project, new facilities or equipment to the condition necessary for its intended use and are capitalized and recorded at cost. Once completed and ready for its intended use, the asset is transferred to property, plant and equipment to be depreciated or amortized.

Land, Machinery and Equipment and Operation Plant

Land, machinery and equipment and operation plant are recognized at their historical cost as a transfer between entities under common control on the date of contribution by Randy Soule, the Company’s sole member. These assets were contributed to the Company on September 23, 2016. The historical cost of land, machinery and equipment, and operation plant on the date of contribution were $1,260,000, $9,555,000 and $16,397,000, respectively. Depreciation of machinery and equipment and operation plant is calculated on a straight-line basis over the estimated useful lives of the assets, which generally range from three to thirty-nine years. Expenditures for renewals and betterments that extend the useful lives of or improve existing property or equipment are capitalized. Expenditure on maintenance and repairs are expensed as incurred.

As of December 31, 2024, and 2023, machinery and equipment and operation plants have not been placed into service. Accordingly, a provision for depreciation has not been recorded.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including construction in progress are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to future net cash flows expected to be generated by the asset group. If an asset group is determined not to be recoverable, the asset group’s carrying value is considered to be impaired. The impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair market value of the assets and is allocated to individual assets in the asset group on a relative fair value basis, not to be reduced below an individual asset’s fair value. During the nine month period ended September 30, 2025 and the year ended December 31, 2024, no triggering events were identified that would require a quantitative assessment. During the periods ended September 30, 2025, and 2024, no impairment expense was recognized.

Impairment of Long-Lived Assets

Long-lived assets, including construction in progress are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to future net cash flows expected to be generated by the asset group. If an asset group is determined not to be recoverable, the asset group’s carrying value is considered to be impaired. The impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair market value of the assets and is allocated to individual assets in the asset group on a relative fair value basis, not to be reduced below an individual asset’s fair value. During the year ended December 31, 2024, the Company quantitatively assessed the long-lived assets for impairment and determined the assets were not impaired. Key inputs and assumptions used in developing the assessment of fair value for impairment testing included projected future cash flows, fuel prices, feedstock prices, tax credits, discount rates and values of comparable capacity biodiesel refineries that had recently sold or are under construction, all of which require significant judgement or may vary from year to year. During the years ended December 31, 2024 and 2023, no impairment expense was recognized.

Subscription Agreement

Subscription Agreement

On November 3, 2023, Focus Impact entered into a subscription agreement (the “Subscription Agreement”) with Focus Impact BHAC Sponsor, LLC and Polar Multi-Strategy Master Fund (“Polar”), pursuant to which Polar agreed to make certain capital contributions to Focus Impact of up to $1,200,000 (the “Capital Contribution” or “Note Payable - Polar”) at the request of Focus Impact. The Capital Contribution were to be repaid to Polar by Focus Impact within five (5) business days of Focus Impact’s closing of the Business Combination (the “Closing”). Polar could elect to receive such repayment in cash or in shares of Class A common stock of New XCF. Additionally, as stipulated by the Subscription Agreement, in consideration of the Capital Contribution funded by Polar, 1,200,000 shares of New XCF Class A common stock was issued to Polar on the Closing Date (“Subscription Agreement Shares – Polar”).

In accordance with ASC 825, Focus Impact elected to record the Note Payable - Polar at fair value upon issuance and will remeasure the Note Payable - Polar at fair value at each reporting period.

The Note Payable- Polar was not settled at close of the Business Combination, and New XCF assumed the obligation. Pursuant to Section 1.5 and Section 1.6 of the Subscription Agreement, Polar gave notice to the Company, that as of June 17, 2025, the Company was in default of the agreement (“the Default Date”). Since the default continued for a period of five business days from the Default Date (the “Default”), the Company will issue 120,000 shares of common stock to Polar and will issue an additional 120,000 shares to Polar each month until the Default is cured (the “Default Shares – Polar”).

Derivative Warrant Liabilities

Derivative Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in FASB ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding. The Company has concluded that the Public Warrants and Private Placement Warrants issued pursuant to the warrant agreements qualify for liability accounting treatment and are recorded as derivative liabilities on the unaudited condensed consolidated balance sheets and measured at fair value at issuance and remeasured at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the statements of operations in the period of change.

Derivative Asset

Derivative Asset

The Company evaluates all features contained in financing agreements to determine if there are any embedded derivatives that require separate accounting from the underlying agreement. An embedded derivative that requires separation is accounted for as a separate asset or liability from the host agreement. The derivative asset or liability is accounted for at fair value, with changes in fair value recognized in the unaudited condensed consolidated statement of operations. The Company determined that certain features under the Helena Note qualified as an embedded derivative. The derivative asset is accounted for separately from the Helena Note at fair value (Note 7).

Revenue

Revenue

The Company recognizes revenue when control of the promised goods or services is transferred to its customers, in an amount that reflects the consideration to which it expects to be entitled in exchange for the goods or services. To achieve that core principle, a five-step approach is applied: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue allocated to each performance obligation when the Company satisfies the performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account for revenue recognition.

Revenue from the Company’s point in time product sales is recognized when products are transferred, or services are invoiced and control transferred. See Note 3, Revenues from Contracts with Customers.

The Company is the principal in its customer contracts because it has control over the goods and services prior to them being transferred to the customer, and as such, revenue is recognized on a gross basis. Sales taxes are excluded from revenues. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities.

Cost of Sales	Cost of Sales Cost of sales includes those costs directly associated with the production of revenues, such as raw material consumed, freight costs, factory overhead, and other direct production costs.
Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for all stock-based payment arrangements over the requisite service period of the award and recognizes forfeitures as they occur. For service and performance-based stock options, the Company determines the grant date fair value using the Black-Scholes option pricing model, which requires the input of certain assumptions, including the expected life of the stock-based payment award, stock price volatility and risk-free interest rate. For restricted stock units, the Company determines the grant date fair value based on the closing market price of its Class A common stock on the date of grant.

General and Administrative

General and Administrative

General and administrative expenses are expensed as incurred. The Company’s general and administrative costs consist of personnel costs, consulting, legal and regulatory fees, marketing costs, website development costs, insurance costs, travel expenses and hiring expenses.

Income Taxes

Income Taxes

The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards. Accounting standards regarding income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more likely than not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards not expiring unused, and tax planning alternatives.

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting standards regarding uncertainty in income taxes provides a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Income Taxes

As a limited liability company, federal income taxes are not payable by, or provided for, the Company. Taxable income or loss passes through to the member and is included in the member’s personal income tax return. In certain instances, the Company is subject to state taxes on income arising in or derived from the state tax jurisdictions in which it operates.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted net income per common share attributable to common shareholders is computed by dividing net income by the weighted average number of common shares outstanding during the period adjusted for the dilutive effects of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

Recently Issued, Not Yet Adopted Accounting Pronouncements

Recently Issued, Not Yet Adopted Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) – Disaggregation of Income Statement Expenses,” which requires additional disclosure about specified categories of expenses included in relevant expense captions presented on the income statement. The amendments are effective for annual periods beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively or retrospectively. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2024, the FASB issued ASU 2024-04 (“ASU 2024-04”), Debt-Debt with Conversion and Other Options (Subtopic 470-20). The guidance in ASU 2024-04 clarifies the requirements related to accounting for the settlement of a debt instrument as an induced conversion. The standard is effective for fiscal years beginning after December 15, 2025, and interim periods within fiscal years beginning after December 15, 2025, with early adoption permitted as of the beginning of a reporting period if the entity has also adopted ASU 2020-06 for that period. The Company is currently evaluating the impact that the adoption of ASU 2024-04 may have on its disclosures in its unaudited condensed consolidated financial statements.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07 (“ASU 2023-07”), Segment Reporting, which improves reportable segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 and requires retrospective application. The Company adopted ASU 2023-07 for the year ended December 31, 2024 and updated its related disclosures.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2025, the FASB issued ASU 2025-03 (“ASU 2025-03”), Business Combinations (Topic 805) and Consolidation (Topic 810), which enhance the comparability of financial statements across entities engaging in acquisition transactions effected primarily by exchanging equity interests when the legal acquiree meets the definition of a business. Specifically, under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments in this Update do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The amendments are effective for fiscal years beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The amendment should be applied prospectively to any acquisition transaction that occurs after the initial application date. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company early adopted the ASU 2025-03 as of January 1, 2025. The adoption of ASU 2025-03 did not have a material impact on its unaudited condensed consolidated financial statements as of September 30, 2025.

In December 2023, the FASB issued ASU 2023-09 (“ASU 2023-09”), Income Taxes, which enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The amendments are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis. Retrospective application is permitted. The Company adopted ASU 2023-09 as of January 1, 2025. The adoption did not have a material impact on its unaudited condensed consolidated financial statements.

Construction in Progress (“CIP”)

Construction in Progress (“CIP”)

CIP consists of costs to construct Reno’s manufacturing facility. Costs are accumulated in the account until the asset is completed and placed into service. Once the assets are completed the CIP balance is transferred to property and equipment. No provision for depreciation is made on CIP until such time that the relevant assets are available and ready to use. As of December 31, 2024 and 2023, the projects were in the process of being completed.

Financial Liability

Financial Liability

In July 2024, the Company closed a real estate purchase agreement to sell and leaseback three properties for $136,533,315 (see Note 5). The transaction was accounted for as a failed sale-leaseback in accordance with ASC 842. As a result, the assets remain on the consolidated balance sheets at their historical net book values. A financing obligation liability was recognized in the amount of $136,533,315 with an interest rate of 7.28%. The financing obligation has a maturity date of December 2037. The Company will not recognize rent expenses related to the leased assets. Instead, monthly rent payments under the lease agreement will be recorded as interest expense and a reduction of the outstanding liability.

As of December 31, 2024 relating to the transaction noted above, the current outstanding liability is included in accrued liabilities and the long-term outstanding liability presented as financing obligations, net on the unaudited condensed consolidated balance sheets.

Fair Value Measurements

Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between marker participants on the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that participants used to measure fair value. The hierarchy gives us the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement.

Level 1: Quoted prices are available in active market for identical assets or liabilities as of the reporting data. Active markets are those in which transactions for the assets or liability occur in sufficient frequency and volume to provide information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economics measure. Subsequently all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supposed by observable level at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, option and collar.

Level 3: Pricing inputs includes significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of the assets and liabilities that are considered to be financial instruments recognized on the accompanying consolidated balance sheets approximate their fair market values based upon current market indicators. Certain financial instruments are carried at cost, which management believes approximates fair market value based on the short-term nature of the instruments, or because the variable and fixed-rate debt approximates market interest rates.

Management’s Estimates

Management’s Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Segments

Segments

Operating segments as defined in ASC 280, “Segment Reporting”, are components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker in deciding how to assess performance and allocate resources.

XCF has one reportable segment: renewable fuels. The renewable fuels segment will derive revenues from selling renewable energy products in the future once the Company’s plant facilities become operational. XCF’s chief operating decision maker is the senior executive committee that includes the Chief Executive Officer and Chief Financial Officer.

The measures of segment profit or loss and total assets used by the chief operating decision maker to assess performance for the renewable fuels segment and decide how to allocate resources is based on net income (loss) and total assets as reported on the statements of operations and balance sheets, respectively. The significant expense categories, their amounts and other segment items that are regularly provided to the chief operating decision maker are those that are reported in the Company’s statements of operations.

Property, Plant and Equipment

Property, Plant and Equipment

Land, machinery and equipment and operation plant are recorded at cost less accumulated depreciation. Depreciation of machinery and equipment and operation plant is calculated on a straight-line basis over the estimated useful lives of the assets, which generally range from three to thirty-nine years. Expenditures for renewals and betterments that extend the useful lives of or improve existing property or equipment are capitalized. Expenditure on maintenance and repairs are expensed as incurred.

Depreciation commences upon the machinery and equipment and operation plant being placed in service. As of December 31, 2024, no machinery, equipment or operation plant had been placed in service and therefore there was no accumulated depreciation as of the balance sheet date.

Construction in progress represents expenditures necessary to bring an asset, project, new facilities or equipment to the condition necessary for its intended use and are capitalized and recorded at cost. Once completed and ready for its intended use, the asset is transferred to property, plant and equipment to be depreciated or amortized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including construction in progress, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to future net cash flows expected to be generated by the asset group. If an asset group is determined not to be recoverable, the asset group’s carrying value is considered to be impaired. The impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets and is allocated to individual assets in the asset group on a relative fair value basis, not to be reduced below an individual asset’s fair value. During the year ended December 31, 2024, no triggering events were identified that would require a quantitative assessment.

Income Taxes

Income Taxes

The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards. Accounting standards regarding income taxes require a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more likely than not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards not expiring unused, and tax planning alternatives.

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting standards regarding uncertainty in income taxes provides a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments, and which may not accurately anticipate actual outcomes.

Net Income (Loss) Per Common Share

Net Loss Per Common Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted net income per common share attributable to common shareholders is computed by dividing net income by the weighted average number of common shares outstanding during the period adjusted for the dilutive effects of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. For the year ended December 31, 2024 and period February 9, 2023 (inception) to December 31, 2023, no dilutive effect for common stock equivalents was considered in the calculation of diluted loss per share as their effect was anti-dilutive.

Recently Issued, Not Yet Adopted Accounting Pronouncements

Recent Accounting Pronouncements

Recently Adopted Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which improves reportable segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application. The Company adopted ASU 2023-07 for the year ended December 31, 2024, and updated its related disclosures.

Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosure” (“ASU 2023-09”), which enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The amendments are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) – Disaggregation of Income Statement Expenses,” which requires additional disclosure about specified categories of expenses included in relevant expense captions presented on the income statement. The amendments are effective for annual periods beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively or retrospectively. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

Fair Value Measurements

Fair Value Measurements

FASB ASC 820, “Fair Value Measurements and Disclosures”, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s financial instruments consist of cash, related party receivables, other receivables, professional fees payable, accrued expenses and other current liabilities, related party payables, notes payable, note payable to related party, and convertible notes payable to related party. The carrying value of each financial instrument approximates fair value due to the short-term nature of the instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid temporary cash investments with original maturities of three months or less are cash equivalents. The Company reduces its exposure to credit risk by maintaining its cash deposits with major financial institutions and monitoring their credit ratings. The Company has not experienced any losses on these accounts and believes the credit risk to be minimal.

Changes in Presentation

Changes in Presentation

During the year ended December 31, 2024, the Company reclassified the presentation of legal fees payable on the balance sheets. Previously, the Company included legal fees payable in Accrued expenses and other current liabilities but for the year ended December 31, 2024, it is included in Professional fees payable. The Company also reclassified Other expenses to General and administrative expenses on the statements of operations. These changes have been applied retrospectively and certain reclasses have been made to conform the presentation for the aforementioned changes in presentation.